Condensed consolidated statements of cash flows (unaudited) (Parenthetical) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Payments for cash interest	$ 0	$ 0
Payments for cash taxes	$ 0	$ 0